Related Party Transactions (Details) - Schedule of Related Parties	12 Months Ended
Dec. 31, 2023
Bitmain Technologies Holding Company and its affiliatesComputing Inactive Beijing Technology Ltd [Member]
Schedule of Related Parties [Line Items]
Related parties	Related parties of one of the Company’s shareholders An entity controlled by the Company’s principal shareholder
Mr. Liang Lu [Member]
Schedule of Related Parties [Line Items]
Related parties	Ultimate controller of the Company